UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington,  D.C.    20549

                               FORM 13-F

                          FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:               06-30-01

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:            J . V. BRUNI AND COMPANY
Address:         1528 N. Tejon Street
                 Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:           (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            08-02-01

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:	                             41

Form 13F Information Table Value Total:                         187,036
                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                     FORM 13F INFORMATION TABLE

                                                              SHRS OR
                                                              PRN AMT;
                                                              SH/PRN;
    NAME OF ISSUER       TITLE OF CLASS  CUSIP       (X$1000) PUT/CALL  DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                            SOLE  SHARED     NONE
Affiliated Managers Group      Com     008252108      14,555  236,670SH   SOLE      N/A     23,818  0       212,852
Allied Cap Corp New            Com     01903Q108       9,444  407,954SH   SOLE      N/A     42,816  0       365,138
American Capital Strategies    Com     024937104       6,136  218,666SH   SOLE      N/A     24,206  0       194,460
AOL Time Warner Inc.           Com     00184A105       5,820  109,820SH   SOLE      N/A     10,494  0        99,326
Arrow Electrs Inc.             Com     042735100       6,838  281,534SH   SOLE      N/A     31,534  0       250,000
Avnet Inc                      Com     053807103       4,854  216,524SH   SOLE      N/A     26,724  0       189,800
Belco Oil & Gas Corp         Pfd Conv  077410207       1,644   93,130SH   SOLE      N/A      3,080  0        90,050
Belco Oil & Gas Corp           Com     077410108       4,802  533,516SH   SOLE      N/A     64,839  0       468,677
CareCentric Inc                Com     14166Y106          72   24,452SH   SOLE      N/A      2,103  0        22,349
Clayton Homes Inc              Com     184190106       8,937  568,530SH   SOLE      N/A     67,510  0       501,020
Covenant Trans Inc             Cl A    22284P105       5,416  435,042SH   SOLE      N/A     49,840  0       385,202
Del Monte Foods Co             Com     24522P103       4,629  552,400SH   SOLE      N/A     66,920  0       485,480
Duratek Inc                    Com     26658Q102       3,059  624,310SH   SOLE      N/A     66,917  0       557,393
EEX Corp                     Com New   26842V207       1,638  606,780SH   SOLE      N/A     91,900  0       514,880
Equity Office Properties Tr    Com     294741103       5,038  159,281SH   SOLE      N/A     18,225  0       141,056
Equity Residential Pptys Tr Sh Ben Int 29476L107         702   12,412SH   SOLE      N/A        300  0        12,112
Exxon Mobil Corp               Com     30231G102         261    2,992SH   SOLE      N/A          0  0         2,992
First Amern Corp Calif         Com     318522307         369   19,470SH   SOLE      N/A          0  0        19,470
Franchise Fin Corp Amer        Com     351807102       1,079   42,970SH   SOLE      N/A      3,620  0        39,350
Intrawest Corporation          Com     460915200       7,481  391,462SH   SOLE      N/A     41,904  0       349,558
Key Energy Svcs Inc            Com     492914106       3,441  317,390SH   SOLE      N/A     38,960  0       278,430
Kimco Realty Corp              Com     49446R109       5,154  108,844SH   SOLE      N/A      9,042  0        99,802
Manufactured Home Cmntys In    Com     564682102       1,326   47,182SH   SOLE      N/A      1,321  0        45,861
Mestek Inc                     Com     590829107       3,257  141,298SH   SOLE      N/A     12,390  0       128,908
NCI Building Sys Inc           Com     628852105       8,975  491,796SH   SOLE      N/A     51,284  0       440,512
Nabors Inds Inc                Com     629568106       4,473  120,254SH   SOLE      N/A     12,348  0       107,906
Natco Group Inc.               Cl A    63227W203         630   71,630SH   SOLE      N/A     20,340  0        51,290
Palm Harbor Homes              Com     696639103       6,434  295,830SH   SOLE      N/A     31,758  0       264,072
Public Storage Inc             Com     74460D109       1,335   45,035SH   SOLE      N/A      5,420  0        39,615
Radian Group Inc               Com     750236101      14,207  351,230SH   SOLE      N/A     33,678  0       317,552
Rouse Co                       Com     779273101       7,401  258,331SH   SOLE      N/A     26,190  0       232,141
SL Green Rlty Corp             Com     78440X101         992   32,738SH   SOLE      N/A      1,280  0        31,458
Schuff Stl Co                  Com     808156103         890  157,590SH   SOLE      N/A     22,770  0       134,820
Security Cap Group Inc         Cl B    81413P204       6,221  290,701SH   SOLE      N/A     29,800  0       260,901
Smithway Mtr Xpress Corp       Cl A    832653109         479  191,676SH   SOLE      N/A     19,828  0       171,848
Triad Gty Inc                  Com     895925105       8,009  200,222SH   SOLE      N/A     22,930  0       177,292
Transport Corp of Amer Inc     Com     89385P102       1,791  273,391SH   SOLE      N/A     27,918  0       245,473
USFreightways Corp             Com     916906100       6,791  230,206SH   SOLE      N/A     22,630  0       207,576
Weatherford Intl Inc           Com     947074100       7,063  147,137SH   SOLE      N/A     13,625  0       133,512
Wells Fargo & Co New           Com     949746101       3,555   76,565SH   SOLE      N/A      6,665  0        69,900
XL Cap Ltd                     Cl A    G98255105       1,838   22,386SH   SOLE      N/A      2,680  0        19,706

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